TRANSFER OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
TRANSFER OF FINANCIAL ASSETS
Summary of the financial asssets transferred by the Group

	12/31/2020	12/31/2019
Securitized Personal Loans
Asset	—	2,197,444
Liabilities	—	1,156,889
Transfers of receivables with recourse
Asset	—	41,116
Liabilities	—	—